Post-employment benefits - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) Member	Dec. 31, 2021 USD ($) Member
Disclosure Of Defined Benefit Plans [Line Items]
Past service cost gain	$ 0.1
Demographic assumptions increase in expected employee salaries	3.00%	1.25%
Demographic assumptions increase in expected employee turnover rate	1.25%	1.00%
Average life expectancy in years after retirement for male	22 years 8 months 12 days	22 years 5 months 23 days
Average life expectancy in years after retirement for female	22 years 6 months 25 days	24 years 4 months 13 days
United States
Disclosure Of Defined Benefit Plans [Line Items]
Post-employment benefit expense, 401(k) defined contribution plan	$ 0.4
United States | Maximum
Disclosure Of Defined Benefit Plans [Line Items]
Post-employment benefit expense, 401(k) defined contribution plan		$ 0.2
Swiss Pension Plan
Disclosure Of Defined Benefit Plans [Line Items]
Number of active members | Member	248	252
Demographic assumptions increase in expected employee salaries	3.00%	1.25%
Demographic assumptions increase in expected employee turnover rate	1.50%	0.75%
Estimating the defined benefit obligation, the discount rates	2.25%	0.30%
Weighted average modified duration	13 years 2 months 12 days	15 years 10 months 24 days
LPP interest rate	2.25%	1.00%
Extra mandatory part equivalent to discount rate	2.25%	0.30%
Expected employer contributions for next annual reporting period	$ 1.5
French Pension Plan
Disclosure Of Defined Benefit Plans [Line Items]
Number of active members | Member	102	105
Demographic assumptions increase in expected employee salaries	3.00%	2.50%
Estimating the defined benefit obligation, the discount rates	3.90%	1.20%
Weighted average modified duration	16 years	25 years 10 months 24 days